Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of financial statements of VIEs
	December 31,	June 30,
	2020	2021

Total assets	$143,356	$194,019
Total liabilities	$37,095	$69,012

Schedule of operation and cash flow VIEs and subsidiaries of VIEs
	For the Six Months Ended June 30,
	2020	2021

Total revenues	$29,408	$71,896
Net income	$15,267	$17,617

Net cash used in operating activities	$(959)	$(7,755)
Net cash (used in) provided by investing activities	$(994)	$1,684
Net cash provided by (used in) by financing activities	$4,322	$(356)